Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
SoundHound, Inc. [Member]
Property and Equipment, Net [Line Items]
PROPERTY AND EQUIPMENT, NET

4.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$20,571	$19,867
Software and voice recordings	8,687	8,335
Leasehold improvements	3,567	3,560
Furniture and fixtures	729	720
Construction in progress	—	6
Total, at cost	33,554	32,488
Less: accumulated depreciation and amortization	(27,399)	(22,053)
Total property and equipment, net	$6,155	$10,435

The property and equipment account includes assets under finance lease obligations (see Note 13 for additional information) with an aggregate cost of approximately $16,622 and $16,278 and accumulated depreciation of approximately $13,938 and $11,673 as of December 31, 2021 and 2020, respectively. Depreciation and amortization expense totaled approximately $5,502 and $6,037 for the years ended December 31, 2021 and 2020, respectively.